Equity - reserves	12 Months Ended
Jun. 30, 2018
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Equity - reserves

Note 23. Equity - reserves

Available-for-sale reserve

The reserve is used to recognise increments and decrements in the fair value of available-for-sale financial assets.

Foreign currency reserve

The reserve is used to recognise exchange differences arising from translation of the financial statements of foreign operations to Australian dollars.

Share-based payments reserve

The reserve is used to recognise the value of equity benefits provided to employees and executive directors as part of their remuneration, and other parties as part of their compensation for services.